FINANCIAL INSTRUMENTS - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 22,452,454	$ 5,031,237
Leases	1,380,818	781,505
Less than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	9,229,392	3,242,343
Leases	26,539	17,174
From 1 to 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,211,088	319,548
Leases	79,500	33,691
From 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,498,123	651,499
Leases	196,491	114,013
From 1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	10,513,851	817,847
Leases	843,154	359,551
From 3 to 6 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Leases	$ 235,134	$ 257,076
Weighted Average
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	58.10%	15.90%